Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 DKK (kr) segment	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)
Disclosure of geographical areas [line items]
Number of business segments | segment	2
Net sales	kr 309,064	kr 290,403	kr 232,261
Property, plant and equipment and intangible assets	318,586	252,484
USA
Disclosure of geographical areas [line items]
Net sales	173,166	167,402	kr 127,534
Property, plant and equipment and intangible assets	kr 77,394	kr 49,305
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.10%	99.20%
Denmark
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	kr 194,790	kr 164,744